Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about financial instruments by category [Table Text Block]
	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
As at December 31, 2024	$	$	$	$

Financial assets:

Cash and cash equivalents	‐	105,775	105,775	105,775
Accounts receivable	‐	104	104	104
Marketable securities [1]	1,509	‐	1,509	1,509
Total financial assets	1,509	105,879	107,388	107,388

Financial liabilities:
Accounts payable and accrued liabilities [2]	16,223	48,125	64,348	64,348
Lease liabilities	‐	38,872	38,872	38,872
Deferred consideration	‐	50,109	50,109	50,109
Contingent consideration	16,873	‐	16,873	16,873
Nkran royalty	4,388	‐	4,388	4,388
Other non‐current liabilities [2]	4,939	‐	4,939	4,939
Total financial liabilities	42,423	137,106	179,529	179,529

[1] Marketable securtities are presented within prepaid expenses and other in the Statement of Financial Position.

[2] Accounts payable and other non‐current liabilities include long‐term incentive plan and gold hedge instrument liabilities, which are measured at fair value through profit or loss .

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
As at December 31, 2023	$	$	$	$
Financial assets:
Cash and cash equivalents	‐	55,270	55,270	55,270
Receivables and receivable due from related party	‐	1,060	1,060	1,060
Preferred shares in AGM JV	70,165	‐	70,165	70,165
Total financial assets	70,165	56,330	126,495	126,495

Financial liabilities:
Accounts payable, accrued liabilities and payable due to related party[1]	6,139	5,724	11,863	11,863
Long‐term incentive plan liabilities	318	‐	318	318
Lease liability	-	203	203	203
Total financial liabilities	6,457	5,927	12,384	12,384

[1] Accounts payable includes the current portion of long‐term incentive plan liabilities, which are measured at fair value through profit or loss.

Disclosure of detailed information about losses on derivatives [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Realized losses on ZCC gold hedges	9,515	‐
Unrealized losses on ZCC gold hedges	13,606	‐

Disclosure of detailed information about financial liabilities for decrease increase in underlying discount rate [Table Text Block]
	Change in fair value
	1% increase to	1% decrease to
	discount rate	discount rate
	$	$
Contingent consideration	(612)	641
Nkran royalty	(218)	229

Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
	Foreign currency amount		USD Equivalent
December 31, 2024	C$	GHS	$
Cash and cash equivalents	220	118,772	8,232
Receivables	53	941	101
Value added tax receivables	‐	122,325	8,328
Accounts payable and accrued liabilities	(1,901)	(121,094)	(9,529)
Long‐term incentive plan liabilities	(10,640)	‐	(7,405)
Lease liabilities	(117)	‐	(83)
Net exposure to foreign currency	(12,385)	120,944	(356)

	Foreign currency amount			USD Equivalent
December 31, 2023	C$	ZAR	XOF	$
Cash and cash equivalents	1,329	742	5,811	1,070
Receivables	33	‐	‐	25
Accounts payable and accrued liabilities	(2,740)	(432)	(36,771)	(2,152)
Long‐term incentive plan liabilities	(8,559)	‐	‐	(6,457)
Lease liability	(270)	‐	‐	(203)
Net exposure to foreign currency	(10,207)	310	(30,960)	(7,717)